Cover	May 09, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 09, 2022
Amendment Flag	false
Entity Central Index Key	0000742112
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	IVC
Security Exchange Name	NYSE
Entity Information [Line Items]
Entity Registrant Name	INVACARE CORPORATION
Entity Incorporation, State or Country Code	OH
Entity File Number	001-15103
Entity Tax Identification Number	95-2680965
Local Phone Number	329-6000
City Area Code	(440)
Entity Addresses [Line Items]
Entity Address, Postal Zip Code	44035
Entity Address, Address Line One	One Invacare Way,
Entity Address, City or Town	Elyria,
Entity Address, State or Province	OH